Share-based Compensation (Restricted Share Units) (Details)	12 Months Ended				0 Months Ended	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	May 17, 2011 Restricted Share Units (RSUs) [Member]	Dec. 31, 2013 Restricted Share Units (RSUs) [Member] USD ($)	Dec. 31, 2013 Restricted Share Units (RSUs) [Member] CNY	Dec. 31, 2012 Restricted Share Units (RSUs) [Member] USD ($)	Dec. 31, 2012 Restricted Share Units (RSUs) [Member] CNY	Dec. 31, 2011 Restricted Share Units (RSUs) [Member] USD ($)	Dec. 31, 2011 Restricted Share Units (RSUs) [Member] CNY
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period						4 years	4 years
Number of Units
Number of Shares, Unvested, Beginning Balance						1,687,178	1,687,178	4,256,608	4,256,608	0	0
Number of Units, Granted					10,050,958	0	0	0	0	10,050,958	10,050,958
Number of Units, Vested						(1,156,282)	(1,156,282)	(1,966,987)	(1,966,987)	(4,756,956)	(4,756,956)
Number of Units, Forfeited						(105,317)	(105,317)	(602,443)	(602,443)	(1,037,394)	(1,037,394)
Number of Shares, Unvested, Ending Balance						425,579	425,579	1,687,178	1,687,178	4,256,608	4,256,608
Weighted-Average Grant-Date Fair Value
Weighted-Average Grant-Date Fair Value, Unvested, Beginning Balance (US$ per share)						$ 1.07		$ 1.07		$ 0.00
Weighted-Average Grant-Date Fair Value, Granted (US$ per share)						$ 0.00		$ 0.00		$ 1.07
Weighted-Average Grant-Date Fair Value, Vested (US$ per share)						$ 1.07		$ 1.07		$ 1.07
Weighted-Average Grant-Date Fair Value, Forfeited (US$ per share)						$ 1.07		$ 1.07		$ 1.07
Weighted-Average Grant-Date Fair Value, Unvested, Ending Balance (US$ per share)						$ 1.07		$ 1.07		$ 1.07
Recognized Share-based compensation expenses	$ 2,762,000	16,723,000	6,759,000	66,092,000		$ 200,000	1,300,000		3,100,000		53,600,000
Unrecognized compensation expense						50,000	300,000
Unrecognized compensation expenses, weighted average period for recognition (in years)						9 months 18 days	9 months 18 days
Total fair value of restricted share units vested						$ 1,200,000		$ 2,100,000		$ 5,100,000